Depreciation and Amortization	12 Months Ended
Dec. 31, 2017
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Depreciation and Amortization

NOTE 31—DEPRECIATION AND AMORTIZATION

Depreciation and amortization amounted to 4,473 million euros in 2017, 4,291 million euros in 2016 and 4,135 million euros in 2015, increasing by 182 million euros from 2016 to 2017 compared to an increase of 156 million euros from 2015 to 2016.

Details are as follows:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Amortization of intangible assets with a finite useful life:
Industrial patents and intellectual property rights		1,263	1,243	1,268
Concessions, licenses, trademarks and similar rights		396	393	391
Other intangible assets		134	107	129

	(A)	1,793	1,743	1,788

Depreciation of tangible assets owned:
Buildings (civil and industrial)		39	48	38
Plant and equipment		2,286	2,170	2,018
Manufacturing and distribution equipment		16	15	15
Other		159	157	159

	(B)	2,500	2,390	2,230

Depreciation of tangible assets held under finance leases:
Buildings (civil and industrial)		130	125	105
Plant and equipment		21	17	9
Other		29	16	3

	(C)	180	158	117

Total	(A+B+C)	4,473	4,291	4,135

Further details are provided in the Notes “Intangible assets with a finite useful life” and “Tangible assets (owned and under finance leases)”.

For a breakdown of depreciation and amortization by operating segment/geographical area, reference should be made to the Note “Segment Reporting”.